Condensed Financial Information of Company Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Total operating expenses	$ 55,952	$ 52,260	$ 36,823
Operating loss	2,576	(3,246)	47,687
Equity in profit of subsidiaries and variable interest entities	75	350	2
Interest income	1,026	2,255	2,497
Net income (loss)	1,401	(2,476)	48,026
Charm Communications Inc.
Condensed Financial Statements, Captions [Line Items]
Total operating expenses	(5,990)	(4,706)	(5,110)
Operating loss	(5,990)	(4,706)	(5,110)
Equity in profit of subsidiaries and variable interest entities	6,333	(115)	50,863
Interest income	53	116	394
Net income (loss)	$ 396	$ (4,705)	$ 46,147